Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 43,000	$ 286,049	$ 75,448	$ 404,497
UNITED STATES
Total	43,000	286,049	75,448	404,497
UNITED STATES | Office of Natural Resources Revenue (ONRR) [Member]
Total		$ 286,049		286,049
UNITED STATES | Internal Revenue Service (IRS) [Member]
Total	$ 43,000			43,000
UNITED STATES | Bureau of Land Management (BLM) [Member]
Total			$ 75,448	$ 75,448